Goodwill and Other Intangible Assets - Estimated Future Annual Amortization Expense for Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Intangible Assets Disclosure [Line Items]
2013	$ 53.7
2014	43.5
2015	34.9
2016	25.9
2017	$ 19.8